Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Jonathan Kopcsik
jkopcsik@stradley.com
(215) 564-8099
1933 Act Rule 497(e)
1933 Act File No. 002-97889
1940 Act File No. 811-04304

April 19, 2018

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	XBRL Exhibits
Delaware Group Government Fund (the “Registrant”)
File Nos. 002-97889 and 811-04304

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect Item 3 risk/return summary disclosure required by Form N-1A, which disclosure was included in the prospectus dated November 28, 2017 for the Delaware Emerging Markets Debt Fund (the “Fund”), a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 29, 2018 (Accession No. 0001680359-18-000128) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan Kopcsik
Jonathan Kopcsik